      As filed with the Securities and Exchange Commission on March 23, 2001 Registration No. 33-9421/811-5526
--------------------------------------------------------------------------------


                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

           |X| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      |_| Pre-Effective Amendment No.  |X| Post-Effective Amendment No. 2
                        (Check appropriate box or boxes)


                Exact Name of Registrant as Specified in Charter:
                          MUTUAL FUND INVESTMENT TRUST

                         Area Code and Telephone Number:
                                 1-800-5-CHASE-0

                     Address of Principal Executive Offices:
                           1211 Avenue of the Americas
                                   41st Floor
                               New York, NY 10036

                     Name and Address of Agent for Service:

                                  LISA HURLEY
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                               Columbus, OH 43219

                                   Copies to:

          ANDRE W. BREWSTER, ESQ.                     CYNTHIA G. COBDEN, ESQ.
   Howard, Rice, Nemerovski, Canady, Falk &         Simpson Thacher & Bartlett
      Rabkin, A Professional Corporation               425 Lexington Avenue
         Three Embarcadero Center                      New York, NY 10017-3954
               Seventh Floor
         San Francisco, CA 94111-4065


      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                              EXPLANATORY NOTE

      The combined prospectus/proxy statement and statement of additional information included in Registrant's filing on Form N-14 on January 17, 2001 are incorporated herein by reference.

                                    FORM N-14

                           PART C - OTHER INFORMATION
                           --------------------------

ITEM 15. INDEMNIFICATION.

     Reference is hereby made to Article V of the Registrant's Declaration of Trust.

     The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

     Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

(other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS.


1           Declaration of Trust of MFIT.


2           By-laws of MFIT.


3           None.


4           Form of Plan of Reorganization.


5           Declaration of Trust and By-laws of MFIT.


6(a)        Form of Investment Advisory Agreement between Mutual Fund
            Investment Trust and J.P. Morgan Fleming Asset Management (USA),Inc.

6(b)        Form of Investment Sub-Advisory Agreement.

7           Distribution and Sub-Administration Agreement.


8(a)        Retirement Plan for Eligible Trustees.


8(b)        Deferred Compensation Plan for Eligible
            Trustees.


9           Form of Custodian Services Agreement.

10(a)       Mutual Fund Investment Trust--Rule 18f-3 Multi-Class Plan.

10(b) Mutual Fund Investment Trust--Class A Shares Plan for Payment of Certain Expenses for Distribution on Shareholder Servicing Assistance.


10(c)       Class "B" Share Distribution Plan of Mutual Fund Investment Trust.


11          None.


12          Opinion and Consent of Howard Rice
            Nemerovski Canady Falk & Rabkin, A
            Professional Corporation, as to tax consequences, filed herewith.

13(a)       Form of Transfer Agency Agreement.


13(b)       Form of Administration and Accounting Services Agreement.

14          Consent of Independent Accountants.


15          None.


16          None.


17(a)       Forms of Proxy Card.

17(b)(i)    Prospectus for H&Q IPO & Emerging Company
            Fund (Common Class Shares) dated September
            15, 1999, as supplemented through November
            28, 2000.

17(b)(ii)   Prospectus for H&Q IPO & Emerging Company
            Fund Adviser Class (Class A and Class B Shares) dated September 15, 1999, as supplemented through November 28, 2000.

17(b)(iii)  Preliminary Prospectus for Chase Vista H&Q
            IPO & Emerging Company Fund (Class A Shares and Class B Shares) dated January 17, 2001.

17(c)       Statement of Additional Information of H&Q
            IPO & Emerging Company Fund, dated June 26,
            2000, as supplemented November 28, 2000.

17(d) Preliminary Statement of Additional Information of Chase Vista H&Q IPO & Emerging Company Fund dated January 17, 2001.

17(e)       Annual Report to Shareholders of H&Q IPO &
            Emerging Company Fund for the fiscal year ended
            September 30, 2000.


Unless so indicated, these exhibits were previously filed with Registration Statement and Post-effective Amendments and are herein incorporated by reference.


ITEM 17.    UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1), above, will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 23rd day of March, 2001.



                                                  MUTUAL FUND INVESTMENT TRUST
                          By /s/ Sarah Jones
                             --------------------------
                             Sarah Jones
                             Chair

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             *                     Trustee                        March 23, 2001
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         Trustee                        March 23, 2001
-------------------------------
    H. Richard Vartabedian

             *                     Trustee                        March 23, 2001
-------------------------------
    William J. Armstrong

             *                     Trustee                        March 23, 2001
-------------------------------
    John R.H. Blum

             *                     Trustee                        March 23, 2001
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                        March 23, 2001
    Roland R. Eppley, Jr.

             *                     Trustee                        March 23, 2001
-------------------------------
    Joseph J. Harkins

             *                     Chair and                      March 23, 2001
-------------------------------    Trustee
    Sarah E. Jones

             *
-------------------------------    Trustee                        March 23, 2001
    W.D. MacCallan

             *
-------------------------------    Trustee                        March 23, 2001
    George E. McDavid

             *
-------------------------------    Trustee                        March 23, 2001
    W. Perry Neff

             *                     Trustee                        March 23, 2001
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                        March 23, 2001
-------------------------------
    Irv Thode

             *                     Trustee                        March 23, 2001
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                  March 23, 2001
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                    March 23, 2001
-------------------------------    Fact
    H. Richard Vartabedian